Share Purchase Warrants (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of warrants, exercised		498	105,038
Warrants [Member]
Number of warrants, beginning balance	165,537,526	166,517,918	4,527,614
Number of warrants, issued	0	0	0
Number of warrants, Adjusted for triggered down-round provisions	0	0	315,521,528
Number of warrants, exercised	20,408,163	0	96,957,101
Number of warrants, expired	50,000	980,392	56,574,123
Number of warrants, ending balance	145,079,363	165,537,526	166,517,918
Weighted average exercise price, beginning balance	$ 0.18	$ 0	$ 0.18
Weighted average exercise price, issued	0	0	0
Weighted average exercise price, adjusted for triggered down-round provisions	0		0.00
Weighted average exercise price, exercised	0		0.00
Weighted average exercise price, expired	0	0.35	0.00
Weighted average exercise price, ending balance	$ 0	$ 0.18	$ 0